Investments - Composition of US and Foreign Corporate Securities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Communications
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	$ 4,055.9	$ 3,609.5	$ 3,561.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	278.6	563.4	395.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	80.0	2.4	12.5
Fixed maturities, including securities pledged	4,254.5	4,170.5	3,944.4
Financial
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	6,419.0	5,912.9	6,309.6
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	551.9	749.4	450.5
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	72.4	46.7	133.9
Fixed maturities, including securities pledged	6,898.5	6,615.6	6,626.2
Industrial and Other Companies
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	29,424.9	26,613.3	24,071.1
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	1,619.1	3,063.3	2,252.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	531.6	24.2	67.2
Fixed maturities, including securities pledged	30,512.4	29,652.4	26,256.5
Utilities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	8,890.2	8,893.1	8,535.8
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	600.7	1,210.5	948.7
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	125.0	28.9	26.2
Fixed maturities, including securities pledged	9,365.9	10,074.7	9,458.3
Transportation
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	1,448.3	1,279.1	1,215.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	91.0	167.4	126.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	27.9	1.3	4.7
Fixed maturities, including securities pledged	1,511.4	1,445.2	1,337.2
U.S. and Foreign Corporate Securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	50,238.3	46,307.9	43,693.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	3,141.3	5,754.0	4,173.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	836.9	103.5	244.5
Fixed maturities, including securities pledged	$ 52,542.7	$ 51,958.4	$ 47,622.6